INTANGIBLE ASSETS AND GOODWILL - Overview of methods and key assumptions used to determine recoverable amounts for CGUs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 4,031	$ 4,024
Operating segments | Wireless
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	1,160	1,160
Carrying value of indefinite-life intangible assets	$ 11,848
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	8.50%
Operating segments | Cable
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 1,902	1,895
Carrying value of indefinite-life intangible assets	$ 0
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	1.50%
Pre-tax discount rates (%)	8.00%
Operating segments | Media
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 969	$ 969
Carrying value of indefinite-life intangible assets	$ 232
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	12.20%